Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

18.Income Taxes

The company’s provision for income taxes for the years ended December 31 were comprised as follows:

	2021	2020
Current income tax:
Current year expense	401.6	172.6
Adjustments to prior years' income taxes	(14.6)	(23.8)
	387.0	148.8
Deferred income tax:
Origination and reversal of temporary differences	313.5	51.1
Adjustments to prior years' deferred income taxes	18.9	15.4
Other	6.6	(8.6)
	339.0	57.9

Provision for income taxes	726.0	206.7

A significant portion of the company’s earnings (loss) before income taxes may be earned or incurred outside of Canada. The statutory income tax rates for jurisdictions outside of Canada generally differ from the Canadian statutory income tax rate, and may be significantly higher or lower. The company’s earnings (loss) before income taxes by jurisdiction and the associated provision for income taxes for the years ended December 31 are summarized in the following table:

	2021					2020
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	858.8	974.5	157.3	2,402.0	4,392.6	212.6	(110.8)	(221.4)	363.7	244.1
Provision for income taxes	191.6	238.6	18.7	277.1	726.0	121.0	31.4	5.7	48.6	206.7
Net earnings (loss)	667.2	735.9	138.6	2,124.9	3,666.6	91.6	(142.2)	(227.1)	315.1	37.4
(1)	Includes Fairfax India and Fairfax Africa (deconsolidated on December 8, 2020).
(2)	Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.
(3)	Principally comprised of Brit, European Run-off (deconsolidated on March 31, 2020) and other associated holding company results.
(4)	Primarily includes companies in India, Asia and Europe (excluding the U.K.), and Allied World, which has operations in multiple jurisdictions.

Increased pre-tax profitability across all jurisdictions in 2021 compared to 2020 primarily reflected improved investment performance (which included the unrealized gain recorded in Asia on the company’s investment in Digit compulsory convertible preferred shares as described in note 5) and improved underwriting results in most companies.

Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2021	2020
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	1,164.0	64.7
Non-taxable investment income	(149.4)	(108.3)
Tax rate differential on income and losses outside Canada	(399.1)	5.2
Change in unrecorded tax benefit of losses and temporary differences	67.2	172.8
Change in tax rate for deferred income taxes	0.3	(5.7)
Provision (recovery) relating to prior years	4.3	(8.4)
Foreign exchange effect	(23.0)	40.9
Other including permanent differences	61.7	45.5
Provision for income taxes	726.0	206.7

Non-taxable investment income of $149.4 in 2021 and $108.3 in 2020 were principally comprised of dividend income, non-taxable interest income and long term capital gains, and the 50% of net capital gains which are not taxable in Canada. Non-taxable investment income in 2021 also included gains on the consolidation of Eurolife and the deconsolidation of Privi. Non-taxable investment income in 2020 principally reflected the gain on deconsolidation of European Run-off, as described in note 23, that was not taxable in Canada or Barbados.

The tax rate differential on income and losses outside Canada of $399.1 in 2021 principally related to income taxed at lower rates in Asia (principally related to the unrealized gain recorded on the company’s investment in Digit compulsory convertible preferred shares), the U.S. and at Allied World. The tax rate differential on income and losses outside Canada of $5.2 in 2020 principally related to losses tax-effected at lower rates at Brit and Fairfax Africa (deconsolidated on December 8, 2020), and in Barbados, partially offset by income taxed at lower rates at Allied World.

The change in unrecorded tax benefit of losses and temporary differences of an income tax rate expense of $67.2 in 2021 principally related to unrecorded deferred tax assets in Canada and the U.S. of $65.6 and $24.2, partially offset by the recognition of previously unrecognized deferred tax assets in the U.K. and at Allied World of $5.5 and $22.0. The change in unrecorded tax benefit of losses and temporary differences of an income tax rate expense of $172.8 in 2020 principally related to unrecorded deferred tax assets in Canada, the U.S. and the U.K. of $63.3, $54.7 and $53.9 respectively.

Other including permanent differences of $61.7 in 2021 included $8.0 related to non-cash impairment charges on goodwill. Other including permanent differences of $45.5 in 2020 principally reflected non-cash impairment charges on goodwill and intangible assets recorded by the Non-insurance companies reporting segment.

Income taxes refundable and payable were as follows:

	December 31,	December 31,
	2021	2020
Income taxes refundable	58.3	88.7
Income taxes payable	(175.0)	(64.5)
Net income taxes (payable) refundable	(116.7)	24.2

Changes in net income taxes (payable) refundable during the years ended December 31 were as follows:

	2021	2020
Balance - January 1	24.2	90.6
Amounts recorded in the consolidated statements of earnings	(387.0)	(148.8)
Payments made during the year	288.7	63.3
Acquisitions of subsidiaries (note 23)	(54.5)	(0.3)
Deconsolidation of non-insurance subsidiary (note 23)	—	7.6
Foreign exchange effect and other	11.9	11.8
Balance - December 31	(116.7)	24.2

Changes in the net deferred income tax asset (liability) during the years ended December 31 were as follows:

	2021
		Provision
	Operating	for losses	Provision	Deferred
	and	and loss	for	premium
	capital	adjustment	unearned	acquisition	Intangible		Tax
	losses	expenses	premiums	costs	assets	Investments	credits	Other	Total
Balance - January 1	236.3	168.8	141.7	(116.1)	(389.5)	23.9	174.8	117.6	357.5
Amounts recorded in the consolidated statement of earnings	(3.5)	35.6	46.0	(39.4)	(19.5)	(339.2)	32.3	(51.3)	(339.0)
Amounts recorded in total equity	17.5	—	—	—	—	0.8	—	(37.5)	(19.2)
Acquisitions of subsidiaries (note 23)	(4.2)	—	—	7.9	(10.3)	(98.9)	—	31.4	(74.1)
Deconsolidation of non-insurance subsidiaries (note 23)	(7.5)	—	—	—	7.8	—	—	2.3	2.6
Foreign exchange effect and other	(8.6)	(0.2)	—	(0.2)	(1.6)	(1.1)	6.5	1.0	(4.2)
Balance - December 31	230.0	204.2	187.7	(147.8)	(413.1)	(414.5)	213.6	63.5	(76.4)

	2020
		Provision
	Operating	for losses	Provision	Deferred
	and	and loss	for	premium
	capital	adjustment	unearned	acquisition	Intangible		Tax
	losses	expenses	premiums	costs	assets	Investments	credits	Other	Total
Balance - January 1	119.2	145.3	119.9	(96.9)	(428.2)	128.0	211.0	177.6	375.9
Amounts recorded in the consolidated statement of earnings	105.0	22.5	21.8	(19.3)	37.9	(110.8)	(36.0)	(79.0)	(57.9)
Amounts recorded in total equity	0.4	—	—	—	—	0.6	—	25.1	26.1
Acquisitions of subsidiaries (note 23)	(0.1)	—	—	—	—	—	0.1	6.0	6.0
Deconsolidation of non-insurance subsidiary (note 23)	(0.5)	—	—	—	—	—	—	2.3	1.8
Foreign exchange effect and other	12.3	1.0	—	0.1	0.8	6.1	(0.3)	(14.4)	5.6
Balance - December 31	236.3	168.8	141.7	(116.1)	(389.5)	23.9	174.8	117.6	357.5

Management expects that recognized deferred income tax assets will be realized in the normal course of operations. The most significant temporary differences included in the net deferred income tax liability at December 31, 2021 related to investments (primarily related to net unrealized investment gains in the U.S. and Asia (principally related to unrealized gains recorded in Asia on the company’s investment in Digit compulsory convertible preferred shares)), intangible assets and deferred premium acquisition costs, partially offset by deferred income tax assets related to operating and capital losses, tax credits, provision for losses and loss adjustment expenses and provision for unearned premiums. In these consolidated financial statements, investment gains and losses are primarily recognized on a mark-to-market basis but are only recognized for income tax when realized (particularly in the U.S. and several other jurisdictions). The provision for losses and loss adjustment expenses is recorded on an undiscounted basis in these consolidated financial statements but is recorded on a discounted basis in certain jurisdictions for income tax, resulting in temporary differences. Deferred income tax liabilities on intangible assets primarily relate to intangible assets recognized on acquisitions (principally Allied World, Recipe and Brit) that are typically not deductible in the determination of income taxes payable. The deferred income tax asset related to operating and capital losses arises primarily at Brit, Northbridge, Thomas Cook India, AGT and Fairfax Latam. Tax credits are primarily in the U.S. and relate to foreign taxes paid that will reduce U.S. taxes payable in the future. Other deferred income tax assets include temporary differences related to pensions and premises and equipment.

Management conducts ongoing reviews of the recoverability of the deferred income tax asset and adjusts, as necessary, to reflect its anticipated realization. At December 31, 2021 deferred income tax assets of $875.9 (December 31, 2020 - $837.8) related principally to operating and capital losses and U.S. foreign tax credits have not been recorded. The losses for which deferred income tax assets have not been recorded are comprised of losses in Canada of $2,089.3 (December 31, 2020 - $2,102.8), losses in Europe of $488.8 (December 31, 2020 - $537.6), losses in the U.S. of $109.4 (December 31, 2020 - $46.1), losses at Allied World of $251.4 across various jurisdictions (December 31, 2020 - $338.8) and U.S. foreign tax credits of $44.7 (December 31, 2020 - $43.0). The losses in Canada expire between 2029 and 2041. The losses and foreign tax credits in the U.S. expire between 2024 and 2041. Substantially all of the losses in Europe do not have an expiry date. Allied World’s losses are primarily in the U.K. and Asia, with no expiry date.

Deferred income tax has not been recognized for the withholding tax and other taxes that could be payable on the unremitted earnings of certain subsidiaries. Unremitted earnings at December 31, 2021 amounted to approximately $7.6 billion (December 31, 2020 – approximately $5.1 billion) and are not likely to be repatriated in the foreseeable future.